Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF Products Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2021
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Funds’ current Outcome Period began on June 1, 2020, and will end on March 31, 2021. Following the end of this Outcome Period, each Fund will reset and commence a new Outcome Period beginning April 1, 2021, and ending on March 31, 2022. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome period, or March 31, 2021. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Apr ETF	AZAA	11.75% – 14.75% (before management fee) 11.01% – 14.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	AZBA	5.20% – 8.20% (before management fee) 4.46% – 7.46% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the ”Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Funds’ current Outcome Period began on June 1, 2020, and will end on March 31, 2021. Following the end of this Outcome Period, each Fund will reset and commence a new Outcome Period beginning April 1, 2021, and ending on March 31, 2022. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome period, or March 31, 2021. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Apr ETF	AZAA	11.75% – 14.75% (before management fee) 11.01% – 14.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	AZBA	5.20% – 8.20% (before management fee) 4.46% – 7.46% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.